INCOME TAXES - Income Tax Expense (Benefit) from Loss Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Macau Complementary Tax rate, percent	12.00%	12.00%	12.00%
Effective tax rate, Percent	(13.40%)	(7.50%)	0.10%
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Macau Complementary Tax rate	$ (6,803)	$ (11,817)	$ (17,540)
Loss before income tax	(56,691)	(98,479)	(146,165)
Tax rate differential		(6,352)	(5,432)
Changes in valuation allowances		4,557	1,515
Tax exempt income		(1,378)	(2,191)
Interest expense		10,727	6,338
Over provision in prior years	(42)	49	(15)
Effect of profits exempted from Macau Complementary Tax		0	(61)
Expired tax losses		11,566	17,305
Income tax expense (benefit)	$ 7,606	$ 7,352	$ (81)
HONG KONG
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax rate differential, percent	0.10%
Changes in valuation allowances , percent	(2.70%)
Other, percent	0.20%
Effective Income Tax Rate Reconciliation Nondeductible Expense Interest Expense	(27.30%)
Effective Income Tax Rate Reconciliation Tax Exempt Income Interest Income	29.30%
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax rate differential	$ (77)
Changes in valuation allowances	1,543
Income Tax Reconciliation Tax Exempt Income Interest Income	(16,626)
Interest expense	15,507
Other	$ (114)
Macau
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Changes in valuation allowances , percent	(22.60%)
Other, percent	0.40%
Depreciation and amortization, percent	(2.90%)
Other adjustments, percent	0.10%
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Changes in valuation allowances	$ 12,798
Interest expense	(253)
Other	(39)
Depreciation and amortization	$ 1,670